Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Related-party transactions
Remaining payable balance	$ 2,592		$ 2,592		$ 2,305
Management Agreement
Related-party transactions
Remaining payable balance					1,800
Incentive Fee
Related-party transactions
Incentive fee multiplier			15.00%
Manager | Management Agreement
Related-party transactions
Automatically renewal period			1 year
Minimum notice period for termination			180 days
Termination fee multiplier			3
Termination fee payable three times the sum of the average annual management fee, period			24 months
Manager | Management Fee
Related-party transactions
Management fee for up to $500 million (as a percent)			1.50%
Management fee for 1.5%			$ 500,000
Management fee in excess of $500 million (as a percent)			1.00%
Fees	1,800	$ 1,800	$ 5,500	$ 5,400
Remaining payable balance	2,500		2,500
Manager | Incentive Fee
Related-party transactions
Fees	0		0
Remaining payable balance	500		$ 500		500
Core earnings period			12 months
Percentage of Incentive fee multiplied by the weighted average of issue price			8.00%
The period over which core earnings must exceed the minimum threshold per the terms of the agreement			48 months
Minimum core earnings threshold			$ 0
Manager | Expense Reimbursement
Related-party transactions
Remaining payable balance					$ 300
Reimbursable expenses	$ 500	$ 300	$ 1,300	$ 900
Manager | Minimum | Management Agreement
Related-party transactions
Independent director votes required for approval			66.70%